Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 22,513	$ 1,879	$ 101,359
Other current assets	69,994	59,027	5,000
Total current assets	92,507	60,906	106,359
Property and equipment, net	215,839	154,497	24,906
Intangibles, net	46,250	47,500
Total assets	354,596	262,903	131,265
CURRENT LIABILITIES:
Accounts payable	242,531	210,760
Accounts payable- related party	27,073
Bank overdraft		37,616
Accrued liabilities	200,484	189,450	7,903
Related party advance	123,000	100,000
Current portion of notes payable	433,693	150,000	250,000
Total current liabilities	1,026,781	687,826	257,903
Long-term portion of notes payable	250,000	581,786	110,000
TOTAL LIABILITIES	1,276,781	1,269,612	367,903
Contingencies and commitments
STOCKHOLDERS' DEFICIT
Common stock, par value $.001, 650,000,000 shares authorized; 75,000,000 issued and outstanding	75,000	75,000	26,016
Additional paid in capital	2,582,373	2,060,417	82,043
Stock Subscription		(434,507)
Accumulated deficit	(3,579,558)	(2,707,619)	(344,697)
Total stockholders' deficit	(922,185)	(1,006,709)	(236,638)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 354,596	$ 262,903	$ 131,265